Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000004025 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000004025 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000004025 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000004025 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000004025 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004025 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004025 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004027 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000004027 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000004027 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000004027 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000004027 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004027 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004027 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004029 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000004029 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000004029 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000004029 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000004029 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004029 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004029 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000213745 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000213745 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000213745 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000213745 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000213745 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213745 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213745 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004026 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000004026 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000004026 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000004026 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000004026 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004026 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004026 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	2.70%